DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Transition Period Comparative Data - Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2025	Feb. 09, 2025	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 7,533,690		$ 6,558,176			$ 1,132,900
Cash segregated - customers	21,874,954		20,548,972
Cash segregated - PAB	200,575		200,738
Receivables - broker-dealers and clearing organizations	4,179,625		1,333,306
Receivables - customers, net	320,815		823,784
Other receivables	251,099		64,842
Prepaid expenses			67,967			29,458
Trading securities, market value, net	5		55
Due from Atlas Clear						49,806
Total Current Assets	34,933,938		29,597,840			1,212,164
Operating lease right to use lease asset	179,267	$ 179,267	326,336	$ 395,063
Property and equipment, net			16,080
Customer list, net			14,150,856
Goodwill	6,142,525		7,706,725
Pacsquare asset purchase			1,726,500
Bank acquisition deposit			91,200
Cash deposits - broker-dealers and clearing organizations			3,515,000
Other assets	591,248		336,017
Marketable securities held in Trust Account						57,409,747
TOTAL ASSETS	60,892,833		57,466,554			58,621,911
Current liabilities
Payables to customers	23,935,348		20,162,973
Accounts and payables to officers/directors	199,088		686,579
Accounts payable and accrued expenses	6,194,311		5,393,912			5,181,488
Payables - broker-dealers and clearing organizations	497,660		4,915
Commissions, payroll and payroll taxes	395,214		273,386
Current portion of lease liability	111,983		149,499
Convertible notes, net			3,783,437
Secured convertible note, net			6,857,101
Promissory notes	1,207,797		852,968
Short-term merger financing, net			5,092,083
Contingent guarantee			3,256,863			3,256,863
Subscription agreement	2,489,945		2,425,647
Excise tax payable	2,611,618		2,067,572			1,485,236
Advance from related parties						1,968,116
Total Current Liabilities	41,003,400		51,321,915			9,114,840
Accrued contingent liability	100,000		100,000
Long-term merger financing, net			7,606,561
Derivative liability - convertible notes			16,462,690
Derivative liability - warrants	123,062		307,656			307,656
Earnout - liability	11,369,000		12,298,000
Deferred income tax liability			5,245,886
Subordinated borrowings	1,930,000		1,950,000
Trading account deposit	100,000		100,000
Long-term lease liability	70,746		182,729
TOTAL LIABILITIES	67,690,281		95,575,437			9,422,496
Commitments and Contingencies
Common stock subject to possible redemption						57,113,761
Stockholders' Deficit
Preferred stock, $0.0001 par value;
Common stock, value	4,016		21			503
Additional paid-in capital	135,763,445		110,165,209
Accumulated deficit	(142,523,820)		(148,274,113)			(7,914,849)
TOTAL STOCKHOLDERS' DEFICIT	(6,797,448)		(38,108,883)		$ (11,512,876)	(7,914,346)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 60,892,833		57,466,554			58,621,911
Nonrelated Party
Current liabilities
Stock payable			259,893
Related Party
Current liabilities
Stock payable			$ 55,087
Promissory notes						$ 480,000